Trade receivables (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade Receivables
At the beginning of the year	R$ (35)	R$ (43)	R$ (32)
Allowance booked for the year	(40)	(57)	(86)
Write-offs of receivables	38	61	78
Deconsolidation Sendas			4
Assets held for sale or distribution and discontinued operations	25
Foreign currency translation adjustment	10	4	(7)
At the end of the year	R$ (2)	R$ (35)	R$ (43)